Document and Entity Information	12 Months Ended
Jun. 05, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Jun 5, 2012
Registrant Name	John Hancock Funds III
Central Index Key	0001329954
Amendment Flag	false
Document Creation Date	Jun 5, 2012
Document Effective Date	Jun 5, 2012
Prospectus Date	Jun 5, 2012

John Hancock Rainier Growth Fund
Supplement dated 6—5—12 to the current Class A, Class B and Class C shares Prospectus
In the “Fund Summary” section, the Annual fund operating expenses table and the Expense example table are revised and restated as follows:

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B	Class C
Management fee[1]	0.73	0.73	0.73
Distribution and service (12b-1) fees	0.25	1.00	1.00
Other expenses[2]	0.28	0.31	0.34

Total annual fund operating expenses	1.26	2.04	2.07

[1]	“Management fee” has been restated to reflect the new management fee rate effective June 1, 2012.

[2]	“Other expenses” reflects a change in the contractual transfer agency and service agreement effective July 1, 2010.
Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated (Kept column) and then assuming a redemption of all of your shares at the end of those periods (Sold column). The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class A		Class B		Class C
Shares	Sold	Kept	Sold	Kept	Sold	Kept
1 Year	622	622	707	207	310	210
3 Years	880	880	940	640	649	649
5 Years	1,157	1,157	1,298	1,098	1,114	1,114
10 Years	1,946	1,946	2,169	2,169	2,400	2,400
John Hancock Rainier Growth Fund (the “fund”)
Supplement dated 6—5—12 to the current Class I shares Prospectus
In the “Fund Summary” section, the Annual fund operating expenses table and the Expense example table are revised and restated as follows:

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class I
Management fee[1]	0.73
Other expenses[2]	0.14

Total annual fund operating expenses	0.87

[1]	“Management fee” has been restated to reflect the new management fee rate effective June 1, 2012.

[2]	“Other expenses” have been restated to reflect current transfer agency and service fees.
Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class I
1 Year	89
3 Years	278
5 Years	482
10 Years	1,073
John Hancock Rainier Growth Fund (the “fund”)
Supplement dated 6—5—12 to the current Class NAV shares Prospectus
In the “Fund Summary” section, the Annual fund operating expenses table and the Expense example table are revised and restated for Rainier Growth Fund, as follows:

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class NAV
Management fee[1]	0.73
Other expenses	0.05

Total annual fund operating expenses	0.78

[1]	“Management fee” has been restated to reflect the new management fee rate effective June 1, 2012.
Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class NAV
1 Year	80
3 Years	249
5 Years	433
10 Years	966
John Hancock Rainier Growth Fund (the “fund”)
Supplement dated 6—5—12 to the current Class ADV shares Prospectus
In the “Fund Summary” section, the Annual fund operating expenses table and the Expense example table are revised and restated as follows:

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class ADV
Management fee[1]	0.73
Distribution and service (12b-1) fees	0.25
Other expenses[2]	0.35

Total annual fund operating expenses	1.33
Contractual expense reimbursement[3]	- 0.19

Total annual fund operating expenses after expense reimbursements	1.14

[1]	“Management fee” has been restated to reflect the new management fee rate effective June 1, 2012.
[2]	“Other expenses” reflects a change in the contractual transfer agency and service agreement effective July 1, 2010.
[3]	The adviser has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund’s total operating expenses at 1.14% for Class ADV shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement will remain in effect through June 30, 2012, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at the time.
Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class ADV
1 Year	116
3 Years	403
5 Years	711
10 Years	1,585
John Hancock Rainier Growth Fund (the “fund”)
Supplement dated 6—5—12 to the current Class T shares Prospectus
In the “Fund Summary” section, the Annual fund operating expenses table and the Expense example table are revised and restated as follows:

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class T
Management fee[1]	0.73
Distribution and service (12b-1) fees	0.30
Other expenses[2]	0.30

Total annual fund operating expenses	1.33

[1]	“Management fee” has been restated to reflect the new management fee rate effective June 1, 2012.

[2]	“Other expenses” reflects a change in the contractual transfer agency and service agreement effective July 1, 2010.
Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class T
1 Year	629
3 Years	900
5 Years	1,192
10 Years	2,021
John Hancock Rainier Growth Fund
Supplement dated 6—5—12 to the current Class R2 shares Prospectus
In the “Fund Summary” section, the Annual fund operating expenses table and the Expense example table are revised and restated as follows:

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class R2
Management fee[1]	0.73
Distribution and service (12b-1) fees	0.25
Other expenses[2]	1.76
Service plan fee	0.25
Additional expenses	1.51
Total annual fund operating expenses	2.74
Contractual expense reimbursement[3]	- 1.29

Total annual fund operating expenses after expense reimbursements	1.45

[1]	“Management fee” has been restated to reflect the new management fee rate effective June 1, 2012.

[2]	“Other expenses” have been estimated for the first year of operations of the fund’s Class R2 shares.

[3]	The adviser has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund’s total operating expenses at 1.45% for Class R2 shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on June 30, 2013, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at the time.
Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R2
1 Year	148
3 Years	728
5 Years	1,335
10 Years	2,976
John Hancock Rainier Growth Fund (the “fund”)
Supplement dated 6—5—12 to the current Class R6 shares Prospectus
In the “Fund Summary” section, the Annual fund operating expenses table and the Expense example table are revised and restated as follows:

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management fee[1]	0.73
Other expenses[2]	0.09

Total annual fund operating expenses	0.82

[1]	“Management fee” has been restated to reflect the new management fee rate effective June 1, 2012.

[2]	“Other expenses” have been estimated for the first year of operations of the fund’s Class R6 shares.
Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R6
1 Year	84
3 Years	262
5 Years	455
10 Years	1,014
John Hancock Rainier Growth Fund (the “fund”)
Supplement dated 6—5—12 to the current Class R1, Class R3, Class R4 and Class R5 shares Prospectus
In the “Fund Summary” section, the Annual fund operating expenses table and the Expense example table are revised and restated as follows:

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class R1		Class R3		Class R4		Class R5
Management fee[1]	0.73		0.73		0.73		0.73
Distribution and service (12b-1) fees[2]	0.50		0.50		0.15	[2]	0.00
Other expenses[3]	6.99		15.18		15.16		15.13
Service plan fee	0.00		0.00		0.00		0.00
Additional expenses	6.99		15.18		15.16		15.13

Total annual fund operating expenses	8.22		16.41		16.04		15.86
Contractual expense reimbursement	-6.52	[4]	-14.81	[4]	-14.84	[5]	-14.86	[4]

Total annual fund operating expenses after expense reimbursements	1.70		1.60		1.20		1.00

[1]	“Management fee” has been restated to reflect the new management fee rate effective June 1, 2012.

[2]	The fund’s distributor has contractually agreed to waive 0.10% of 12b-1 fees for class R4 shares. The current waiver agreement expires on June 30, 2013, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at the time. Excluding this waiver would result in a 12b-1 fee of 0.25%.

[3]	“Other expenses” reflects a change in the contractual transfer agency and service agreement effective July 1, 2010.

[4]	The adviser has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund’s total operating expenses at 1.70%, 1.60% and 1.00% for Class R1, Class R3 and Class R5 shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement shall remain in effect through June 30, 2012, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at the time.

[5]	The adviser has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund’s total operating expenses at 1.20% for Class R4 shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement will remain in effect through June 30, 2013, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at the time.
Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R1	Class R3	Class R4	Class R5
1 Year	173	163	122	102
3 Years	1,817	3,180	3,110	3,052
5 Years	3,357	5,548	5,469	5,397
10 Years	6,793	9,472	9,418	9,361
John Hancock Disciplined Value Fund (the “fund”)
Supplement dated 6-5-12 to the current Class R1, Class R3, Class R4 and Class R5 shares Prospectus
In the “Fund Summary” section, the Annual fund operating expense table and the Expense example table are revised and restated as follows:

Annual fund operating costs (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class R1		Class R3		Class R4		Class R5
Management fee	0.73		0.73		0.73		0.73
Distribution and service (12b-1) fees	0.50		0.50		0.15	[1]	0.00
Other expenses[2]	1.91		18.84		1.80		0.50
Service plan fee	0.18		0.00		0.08		0.00
Additional expenses	1.73		18.84		1.72		0.50

Total annual fund operating expenses	3.14		20.07		2.68		1.23
Contractual expense reimbursement	- 1.49	[3]	-18.52	[3]	-1.53	[4]	-0.28	[3]

Total annual fund operating expenses after expense reimbursements	1.65		1.55		1.15		0.95

[1]	The fund’s distributor has contractually agreed to waive 0.10% of 12b-1 fees for class R4 shares. The current waiver agreement expires on June 30, 2013, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at the time. Excluding this waiver would result in a 12b-1 fee of 0.25%.

[2]	“Other expenses” reflects a change in the contractual transfer agency and service agreement effective July 1, 2010.

[3]	The adviser has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund’s total operating expenses at 1.65%, 1.55% and 0.95% for Class R1, Class R3 and Class R5 shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement will remain in effect through June 30, 2012, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at the time.

[4]	The adviser has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund’s total operating expenses at 1.15% for Class R4 shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement will remain in effect through June 30, 2013, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at the time.
Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R1	Class R3	Class R4	Class R5
1 Year	168	158	117	97
3 Years	829	3,708	708	363
5 Years	1,515	6,269	1,324	649
10 Years	3,345	9,968	2,990	1,464
John Hancock International Core Fund (the “fund”)
Supplement dated 6-5-12 to the current Class R1, Class R3, Class R4 and Class R5 shares Prospectus
In the “Fund Summary” section, the Annual fund operating expense table and the Expense example table are revised and restated as follows:

Annual fund operating costs (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class R1		Class R3		Class R4		Class R5
Management fee	0.89		0.89		0.89		0.89
Distribution and service (12b-1) fees	0.50		0.50		0.15	[1]	0.00
Other expenses[2]	5.28		42.11		42.03		29.74
Service plan fee	0.10		0.00		0.00		0.00
Additional expenses	5.18		42.11		42.03		29.74

Total annual fund operating expenses	6.67		43.50		43.07		30.63
Contractual expense reimbursement	-4.77	[3]	-41.70	[3]	-41.67	[4]	- 29.43	[3]

Total annual fund operating expenses after expense reimbursements	1.90		1.80		1.40		1.20

[1]	The fund’s distributor has contractually agreed to waive 0.10% of 12b-1 fees for class R4 shares. The current waiver agreement expires on June 30, 2013, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at the time. Excluding this waiver would result in a 12b-1 fee of 0.25%.

[2]	“Other expenses” reflects a change in the contractual transfer agency and service agreement effective July 1, 2010.

[3]	The adviser has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund’s total operating expenses at 1.90%, 1.80% and 1.20% for Class R1, Class R3 and Class R5 shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement will remain in effect through June 30, 2012, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at the time.

[4]	The adviser has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund’s total operating expenses at 1.40% for Class R4 shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement will remain in effect through June 30, 2013, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at the time.
Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R1	Class R3	Class R4	Class R5
1 Year	193	183	143	122
3 Years	1,545	6,037	5,999	4,956
5 Years	2,853	8,252	8,238	7,629
10 Years	5,936	9,480	9,498	10,185
John Hancock Small Company Fund (the “fund”)
Supplement dated 6-5-12 to the current Class R1, Class R3, Class R4 and Class R5 shares Prospectus
In the “Fund Summary” section, the Annual fund operating expense table and the Expense example table are revised and restated as follows:

Annual fund operating costs (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class R1		Class R3		Class R4		Class R5
Management fee	0.90		0.90		0.90		0.90
Distribution and service (12b-1) fees	0.50		0.50		0.15	[1]	0.00
Other expenses[2]	5.60		1.56		6.01		2.67
Service plan fee	0.00		0.00		0.00		0.00
Additional expenses	5.60		1.56		6.01		2.67

Total annual fund operating expenses	7.00		2.96		7.06		3.57
Contractual expense reimbursement	-5.20	[3]	-1.26	[3]	-5.76	[4]	-2.47	[3]

Total annual fund operating expenses after expense reimbursements	1.80		1.70		1.30		1.10

[1]	The fund’s distributor has contractually agreed to waive 0.10% of 12b-1 fees for class R4 shares. The current waiver agreement expires on June 30, 2013, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at the time. Excluding this waiver would result in a 12b-1 fee of 0.25%.

[2]	“Other expenses” reflects a change in the contractual transfer agency and service agreement effective July 1, 2010.

[3]	The adviser has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund’s total operating expenses at 1.80%, 1.70% and 1.10% for Class R1, Class R3 and Class R5 shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement will remain in effect through June 30, 2012, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at the time.

[4]	The adviser has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund’s total operating expenses at 1.30% for Class R4 shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement will remain in effect through June 30, 2013, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at the time.
Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R1	Class R3	Class R4	Class R5
1 Year	183	173	132	112
3 Years	1,599	797	1,585	865
5 Years	2,959	1,447	2,976	1,639
10 Years	6,128	3,191	6,199	3,673

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	John Hancock Funds III
Prospectus Date	rr_ProspectusDate	Jun 5, 2012
Supplement [Text Block]	jhf1_SupplementTextBlock
John Hancock Rainier Growth Fund
Supplement dated 6—5—12 to the current Class A, Class B and Class C shares Prospectus
In the “Fund Summary” section, the Annual fund operating expenses table and the Expense example table are revised and restated as follows:

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B	Class C
Management fee[1]	0.73	0.73	0.73
Distribution and service (12b-1) fees	0.25	1.00	1.00
Other expenses[2]	0.28	0.31	0.34

Total annual fund operating expenses	1.26	2.04	2.07

[1]	“Management fee” has been restated to reflect the new management fee rate effective June 1, 2012.

[2]	“Other expenses” reflects a change in the contractual transfer agency and service agreement effective July 1, 2010.
Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated (Kept column) and then assuming a redemption of all of your shares at the end of those periods (Sold column). The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class A		Class B		Class C
Shares	Sold	Kept	Sold	Kept	Sold	Kept
1 Year	622	622	707	207	310	210
3 Years	880	880	940	640	649	649
5 Years	1,157	1,157	1,298	1,098	1,114	1,114
10 Years	1,946	1,946	2,169	2,169	2,400	2,400
John Hancock Rainier Growth Fund (the “fund”)
Supplement dated 6—5—12 to the current Class I shares Prospectus
In the “Fund Summary” section, the Annual fund operating expenses table and the Expense example table are revised and restated as follows:

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class I
Management fee[1]	0.73
Other expenses[2]	0.14

Total annual fund operating expenses	0.87

[1]	“Management fee” has been restated to reflect the new management fee rate effective June 1, 2012.

[2]	“Other expenses” have been restated to reflect current transfer agency and service fees.
Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class I
1 Year	89
3 Years	278
5 Years	482
10 Years	1,073
John Hancock Rainier Growth Fund (the “fund”)
Supplement dated 6—5—12 to the current Class NAV shares Prospectus
In the “Fund Summary” section, the Annual fund operating expenses table and the Expense example table are revised and restated for Rainier Growth Fund, as follows:

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class NAV
Management fee[1]	0.73
Other expenses	0.05

Total annual fund operating expenses	0.78

[1]	“Management fee” has been restated to reflect the new management fee rate effective June 1, 2012.
Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class NAV
1 Year	80
3 Years	249
5 Years	433
10 Years	966
John Hancock Rainier Growth Fund (the “fund”)
Supplement dated 6—5—12 to the current Class ADV shares Prospectus
In the “Fund Summary” section, the Annual fund operating expenses table and the Expense example table are revised and restated as follows:

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class ADV
Management fee[1]	0.73
Distribution and service (12b-1) fees	0.25
Other expenses[2]	0.35

Total annual fund operating expenses	1.33
Contractual expense reimbursement[3]	- 0.19

Total annual fund operating expenses after expense reimbursements	1.14

[1]	“Management fee” has been restated to reflect the new management fee rate effective June 1, 2012.
[2]	“Other expenses” reflects a change in the contractual transfer agency and service agreement effective July 1, 2010.
[3]	The adviser has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund’s total operating expenses at 1.14% for Class ADV shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement will remain in effect through June 30, 2012, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at the time.
Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class ADV
1 Year	116
3 Years	403
5 Years	711
10 Years	1,585
John Hancock Rainier Growth Fund (the “fund”)
Supplement dated 6—5—12 to the current Class T shares Prospectus
In the “Fund Summary” section, the Annual fund operating expenses table and the Expense example table are revised and restated as follows:

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class T
Management fee[1]	0.73
Distribution and service (12b-1) fees	0.30
Other expenses[2]	0.30

Total annual fund operating expenses	1.33

[1]	“Management fee” has been restated to reflect the new management fee rate effective June 1, 2012.

[2]	“Other expenses” reflects a change in the contractual transfer agency and service agreement effective July 1, 2010.
Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class T
1 Year	629
3 Years	900
5 Years	1,192
10 Years	2,021
John Hancock Rainier Growth Fund
Supplement dated 6—5—12 to the current Class R2 shares Prospectus
In the “Fund Summary” section, the Annual fund operating expenses table and the Expense example table are revised and restated as follows:

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class R2
Management fee[1]	0.73
Distribution and service (12b-1) fees	0.25
Other expenses[2]	1.76
Service plan fee	0.25
Additional expenses	1.51
Total annual fund operating expenses	2.74
Contractual expense reimbursement[3]	- 1.29

Total annual fund operating expenses after expense reimbursements	1.45

[1]	“Management fee” has been restated to reflect the new management fee rate effective June 1, 2012.

[2]	“Other expenses” have been estimated for the first year of operations of the fund’s Class R2 shares.

[3]	The adviser has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund’s total operating expenses at 1.45% for Class R2 shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on June 30, 2013, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at the time.
Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R2
1 Year	148
3 Years	728
5 Years	1,335
10 Years	2,976
John Hancock Rainier Growth Fund (the “fund”)
Supplement dated 6—5—12 to the current Class R6 shares Prospectus
In the “Fund Summary” section, the Annual fund operating expenses table and the Expense example table are revised and restated as follows:

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management fee[1]	0.73
Other expenses[2]	0.09

Total annual fund operating expenses	0.82

[1]	“Management fee” has been restated to reflect the new management fee rate effective June 1, 2012.

[2]	“Other expenses” have been estimated for the first year of operations of the fund’s Class R6 shares.
Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R6
1 Year	84
3 Years	262
5 Years	455
10 Years	1,014
John Hancock Rainier Growth Fund (the “fund”)
Supplement dated 6—5—12 to the current Class R1, Class R3, Class R4 and Class R5 shares Prospectus
In the “Fund Summary” section, the Annual fund operating expenses table and the Expense example table are revised and restated as follows:

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class R1		Class R3		Class R4		Class R5
Management fee[1]	0.73		0.73		0.73		0.73
Distribution and service (12b-1) fees[2]	0.50		0.50		0.15	[2]	0.00
Other expenses[3]	6.99		15.18		15.16		15.13
Service plan fee	0.00		0.00		0.00		0.00
Additional expenses	6.99		15.18		15.16		15.13

Total annual fund operating expenses	8.22		16.41		16.04		15.86
Contractual expense reimbursement	-6.52	[4]	-14.81	[4]	-14.84	[5]	-14.86	[4]

Total annual fund operating expenses after expense reimbursements	1.70		1.60		1.20		1.00

[1]	“Management fee” has been restated to reflect the new management fee rate effective June 1, 2012.

[2]	The fund’s distributor has contractually agreed to waive 0.10% of 12b-1 fees for class R4 shares. The current waiver agreement expires on June 30, 2013, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at the time. Excluding this waiver would result in a 12b-1 fee of 0.25%.

[3]	“Other expenses” reflects a change in the contractual transfer agency and service agreement effective July 1, 2010.

[4]	The adviser has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund’s total operating expenses at 1.70%, 1.60% and 1.00% for Class R1, Class R3 and Class R5 shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement shall remain in effect through June 30, 2012, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at the time.

[5]	The adviser has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund’s total operating expenses at 1.20% for Class R4 shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement will remain in effect through June 30, 2013, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at the time.
Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R1	Class R3	Class R4	Class R5
1 Year	173	163	122	102
3 Years	1,817	3,180	3,110	3,052
5 Years	3,357	5,548	5,469	5,397
10 Years	6,793	9,472	9,418	9,361
John Hancock Disciplined Value Fund (the “fund”)
Supplement dated 6-5-12 to the current Class R1, Class R3, Class R4 and Class R5 shares Prospectus
In the “Fund Summary” section, the Annual fund operating expense table and the Expense example table are revised and restated as follows:

Annual fund operating costs (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class R1		Class R3		Class R4		Class R5
Management fee	0.73		0.73		0.73		0.73
Distribution and service (12b-1) fees	0.50		0.50		0.15	[1]	0.00
Other expenses[2]	1.91		18.84		1.80		0.50
Service plan fee	0.18		0.00		0.08		0.00
Additional expenses	1.73		18.84		1.72		0.50

Total annual fund operating expenses	3.14		20.07		2.68		1.23
Contractual expense reimbursement	- 1.49	[3]	-18.52	[3]	-1.53	[4]	-0.28	[3]

Total annual fund operating expenses after expense reimbursements	1.65		1.55		1.15		0.95

[1]	The fund’s distributor has contractually agreed to waive 0.10% of 12b-1 fees for class R4 shares. The current waiver agreement expires on June 30, 2013, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at the time. Excluding this waiver would result in a 12b-1 fee of 0.25%.

[2]	“Other expenses” reflects a change in the contractual transfer agency and service agreement effective July 1, 2010.

[3]	The adviser has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund’s total operating expenses at 1.65%, 1.55% and 0.95% for Class R1, Class R3 and Class R5 shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement will remain in effect through June 30, 2012, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at the time.

[4]	The adviser has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund’s total operating expenses at 1.15% for Class R4 shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement will remain in effect through June 30, 2013, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at the time.
Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R1	Class R3	Class R4	Class R5
1 Year	168	158	117	97
3 Years	829	3,708	708	363
5 Years	1,515	6,269	1,324	649
10 Years	3,345	9,968	2,990	1,464
John Hancock International Core Fund (the “fund”)
Supplement dated 6-5-12 to the current Class R1, Class R3, Class R4 and Class R5 shares Prospectus
In the “Fund Summary” section, the Annual fund operating expense table and the Expense example table are revised and restated as follows:

Annual fund operating costs (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class R1		Class R3		Class R4		Class R5
Management fee	0.89		0.89		0.89		0.89
Distribution and service (12b-1) fees	0.50		0.50		0.15	[1]	0.00
Other expenses[2]	5.28		42.11		42.03		29.74
Service plan fee	0.10		0.00		0.00		0.00
Additional expenses	5.18		42.11		42.03		29.74

Total annual fund operating expenses	6.67		43.50		43.07		30.63
Contractual expense reimbursement	-4.77	[3]	-41.70	[3]	-41.67	[4]	- 29.43	[3]

Total annual fund operating expenses after expense reimbursements	1.90		1.80		1.40		1.20

[1]	The fund’s distributor has contractually agreed to waive 0.10% of 12b-1 fees for class R4 shares. The current waiver agreement expires on June 30, 2013, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at the time. Excluding this waiver would result in a 12b-1 fee of 0.25%.

[2]	“Other expenses” reflects a change in the contractual transfer agency and service agreement effective July 1, 2010.

[3]	The adviser has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund’s total operating expenses at 1.90%, 1.80% and 1.20% for Class R1, Class R3 and Class R5 shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement will remain in effect through June 30, 2012, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at the time.

[4]	The adviser has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund’s total operating expenses at 1.40% for Class R4 shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement will remain in effect through June 30, 2013, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at the time.
Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R1	Class R3	Class R4	Class R5
1 Year	193	183	143	122
3 Years	1,545	6,037	5,999	4,956
5 Years	2,853	8,252	8,238	7,629
10 Years	5,936	9,480	9,498	10,185
John Hancock Small Company Fund (the “fund”)
Supplement dated 6-5-12 to the current Class R1, Class R3, Class R4 and Class R5 shares Prospectus
In the “Fund Summary” section, the Annual fund operating expense table and the Expense example table are revised and restated as follows:

Annual fund operating costs (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class R1		Class R3		Class R4		Class R5
Management fee	0.90		0.90		0.90		0.90
Distribution and service (12b-1) fees	0.50		0.50		0.15	[1]	0.00
Other expenses[2]	5.60		1.56		6.01		2.67
Service plan fee	0.00		0.00		0.00		0.00
Additional expenses	5.60		1.56		6.01		2.67

Total annual fund operating expenses	7.00		2.96		7.06		3.57
Contractual expense reimbursement	-5.20	[3]	-1.26	[3]	-5.76	[4]	-2.47	[3]

Total annual fund operating expenses after expense reimbursements	1.80		1.70		1.30		1.10

[1]	The fund’s distributor has contractually agreed to waive 0.10% of 12b-1 fees for class R4 shares. The current waiver agreement expires on June 30, 2013, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at the time. Excluding this waiver would result in a 12b-1 fee of 0.25%.

[2]	“Other expenses” reflects a change in the contractual transfer agency and service agreement effective July 1, 2010.

[3]	The adviser has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund’s total operating expenses at 1.80%, 1.70% and 1.10% for Class R1, Class R3 and Class R5 shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement will remain in effect through June 30, 2012, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at the time.

[4]	The adviser has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund’s total operating expenses at 1.30% for Class R4 shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement will remain in effect through June 30, 2013, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at the time.
Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R1	Class R3	Class R4	Class R5
1 Year	183	173	132	112
3 Years	1,599	797	1,585	865
5 Years	2,959	1,447	2,976	1,639
10 Years	6,128	3,191	6,199	3,673

John Hancock Rainier Growth Fund | Prospectus Class A, B and C Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jhf1_SupplementTextBlock
John Hancock Rainier Growth Fund
Supplement dated 6—5—12 to the current Class A, Class B and Class C shares Prospectus
In the “Fund Summary” section, the Annual fund operating expenses table and the Expense example table are revised and restated as follows:

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class A	Class B	Class C
Management fee[1]	0.73	0.73	0.73
Distribution and service (12b-1) fees	0.25	1.00	1.00
Other expenses[2]	0.28	0.31	0.34

Total annual fund operating expenses	1.26	2.04	2.07

[1]	“Management fee” has been restated to reflect the new management fee rate effective June 1, 2012.

[2]	“Other expenses” reflects a change in the contractual transfer agency and service agreement effective July 1, 2010.
Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated (Kept column) and then assuming a redemption of all of your shares at the end of those periods (Sold column). The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class A		Class B		Class C
Shares	Sold	Kept	Sold	Kept	Sold	Kept
1 Year	622	622	707	207	310	210
3 Years	880	880	940	640	649	649
5 Years	1,157	1,157	1,298	1,098	1,114	1,114
10 Years	1,946	1,946	2,169	2,169	2,400	2,400

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Management fee” has been restated to reflect the new management fee rate effective June 1, 2012.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	Expenses ($)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment in the fund for the time periods indicated (Kept column) and then assuming a redemption of all of your shares at the end of those periods (Sold column). The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Sold
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Kept
John Hancock Rainier Growth Fund | Prospectus Class A, B and C Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.73%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.28%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.26%
1 Year	rr_ExpenseExampleYear01	622
3 Years	rr_ExpenseExampleYear03	880
5 Years	rr_ExpenseExampleYear05	1,157
10 Years	rr_ExpenseExampleYear10	1,946
1 Year	rr_ExpenseExampleNoRedemptionYear01	622
3 Years	rr_ExpenseExampleNoRedemptionYear03	880
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,157
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,946
John Hancock Rainier Growth Fund | Prospectus Class A, B and C Shares | Class B
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.73%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.31%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.04%
1 Year	rr_ExpenseExampleYear01	707
3 Years	rr_ExpenseExampleYear03	940
5 Years	rr_ExpenseExampleYear05	1,298
10 Years	rr_ExpenseExampleYear10	2,169
1 Year	rr_ExpenseExampleNoRedemptionYear01	207
3 Years	rr_ExpenseExampleNoRedemptionYear03	640
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,098
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,169
John Hancock Rainier Growth Fund | Prospectus Class A, B and C Shares | Class C
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.73%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.34%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.07%
1 Year	rr_ExpenseExampleYear01	310
3 Years	rr_ExpenseExampleYear03	649
5 Years	rr_ExpenseExampleYear05	1,114
10 Years	rr_ExpenseExampleYear10	2,400
1 Year	rr_ExpenseExampleNoRedemptionYear01	210
3 Years	rr_ExpenseExampleNoRedemptionYear03	649
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,114
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,400
John Hancock Rainier Growth Fund | Prospectus Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jhf1_SupplementTextBlock
John Hancock Rainier Growth Fund (the “fund”)
Supplement dated 6—5—12 to the current Class I shares Prospectus
In the “Fund Summary” section, the Annual fund operating expenses table and the Expense example table are revised and restated as follows:

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class I
Management fee[1]	0.73
Other expenses[2]	0.14

Total annual fund operating expenses	0.87

[1]	“Management fee” has been restated to reflect the new management fee rate effective June 1, 2012.

[2]	“Other expenses” have been restated to reflect current transfer agency and service fees.
Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class I
1 Year	89
3 Years	278
5 Years	482
10 Years	1,073

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Management fee” has been restated to reflect the new management fee rate effective June 1, 2012.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	Expenses ($)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
John Hancock Rainier Growth Fund | Prospectus Class I Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.73%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.14%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.87%
1 Year	rr_ExpenseExampleYear01	89
3 Years	rr_ExpenseExampleYear03	278
5 Years	rr_ExpenseExampleYear05	482
10 Years	rr_ExpenseExampleYear10	1,073
John Hancock Rainier Growth Fund | Prospectus Class NAV Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jhf1_SupplementTextBlock
John Hancock Rainier Growth Fund (the “fund”)
Supplement dated 6—5—12 to the current Class NAV shares Prospectus
In the “Fund Summary” section, the Annual fund operating expenses table and the Expense example table are revised and restated for Rainier Growth Fund, as follows:

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class NAV
Management fee[1]	0.73
Other expenses	0.05

Total annual fund operating expenses	0.78

[1]	“Management fee” has been restated to reflect the new management fee rate effective June 1, 2012.
Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class NAV
1 Year	80
3 Years	249
5 Years	433
10 Years	966

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Management fee” has been restated to reflect the new management fee rate effective June 1, 2012.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	Expenses ($)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
John Hancock Rainier Growth Fund | Prospectus Class NAV Shares | Class NAV
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.73%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.05%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.78%
1 Year	rr_ExpenseExampleYear01	80
3 Years	rr_ExpenseExampleYear03	249
5 Years	rr_ExpenseExampleYear05	433
10 Years	rr_ExpenseExampleYear10	966
John Hancock Rainier Growth Fund | Prospectus Class ADV Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jhf1_SupplementTextBlock
John Hancock Rainier Growth Fund (the “fund”)
Supplement dated 6—5—12 to the current Class ADV shares Prospectus
In the “Fund Summary” section, the Annual fund operating expenses table and the Expense example table are revised and restated as follows:

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class ADV
Management fee[1]	0.73
Distribution and service (12b-1) fees	0.25
Other expenses[2]	0.35

Total annual fund operating expenses	1.33
Contractual expense reimbursement[3]	- 0.19

Total annual fund operating expenses after expense reimbursements	1.14

[1]	“Management fee” has been restated to reflect the new management fee rate effective June 1, 2012.
[2]	“Other expenses” reflects a change in the contractual transfer agency and service agreement effective July 1, 2010.
[3]	The adviser has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund’s total operating expenses at 1.14% for Class ADV shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement will remain in effect through June 30, 2012, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at the time.
Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class ADV
1 Year	116
3 Years	403
5 Years	711
10 Years	1,585

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2012
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Management fee” has been restated to reflect the new management fee rate effective June 1, 2012.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	Expenses ($)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
John Hancock Rainier Growth Fund | Prospectus Class ADV Shares | Class ADV
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.73%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.35%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.33%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[4]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.14%
1 Year	rr_ExpenseExampleYear01	116
3 Years	rr_ExpenseExampleYear03	403
5 Years	rr_ExpenseExampleYear05	711
10 Years	rr_ExpenseExampleYear10	1,585
John Hancock Rainier Growth Fund | Prospectus Class T Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jhf1_SupplementTextBlock
John Hancock Rainier Growth Fund (the “fund”)
Supplement dated 6—5—12 to the current Class T shares Prospectus
In the “Fund Summary” section, the Annual fund operating expenses table and the Expense example table are revised and restated as follows:

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class T
Management fee[1]	0.73
Distribution and service (12b-1) fees	0.30
Other expenses[2]	0.30

Total annual fund operating expenses	1.33

[1]	“Management fee” has been restated to reflect the new management fee rate effective June 1, 2012.

[2]	“Other expenses” reflects a change in the contractual transfer agency and service agreement effective July 1, 2010.
Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class T
1 Year	629
3 Years	900
5 Years	1,192
10 Years	2,021

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Management fee” has been restated to reflect the new management fee rate effective June 1, 2012.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	Expenses ($)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
John Hancock Rainier Growth Fund | Prospectus Class T Shares | Class T
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.73%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
Other expenses	rr_OtherExpensesOverAssets	0.30%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.33%
1 Year	rr_ExpenseExampleYear01	629
3 Years	rr_ExpenseExampleYear03	900
5 Years	rr_ExpenseExampleYear05	1,192
10 Years	rr_ExpenseExampleYear10	2,021
John Hancock Rainier Growth Fund | Prospectus Class R2 Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jhf1_SupplementTextBlock
John Hancock Rainier Growth Fund
Supplement dated 6—5—12 to the current Class R2 shares Prospectus
In the “Fund Summary” section, the Annual fund operating expenses table and the Expense example table are revised and restated as follows:

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class R2
Management fee[1]	0.73
Distribution and service (12b-1) fees	0.25
Other expenses[2]	1.76
Service plan fee	0.25
Additional expenses	1.51
Total annual fund operating expenses	2.74
Contractual expense reimbursement[3]	- 1.29

Total annual fund operating expenses after expense reimbursements	1.45

[1]	“Management fee” has been restated to reflect the new management fee rate effective June 1, 2012.

[2]	“Other expenses” have been estimated for the first year of operations of the fund’s Class R2 shares.

[3]	The adviser has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund’s total operating expenses at 1.45% for Class R2 shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on June 30, 2013, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at the time.
Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R2
1 Year	148
3 Years	728
5 Years	1,335
10 Years	2,976

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2013
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been estimated for the first year of operations of the fund's Class R2 shares.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Management fee” has been restated to reflect the new management fee rate effective June 1, 2012.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	Expenses ($)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
John Hancock Rainier Growth Fund | Prospectus Class R2 Shares | Class R2
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.73%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.25%
Additional expenses	rr_Component2OtherExpensesOverAssets	1.51%
Other expenses	rr_OtherExpensesOverAssets	1.76%	[5]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.74%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.29%)	[6]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.45%
1 Year	rr_ExpenseExampleYear01	148
3 Years	rr_ExpenseExampleYear03	728
5 Years	rr_ExpenseExampleYear05	1,335
10 Years	rr_ExpenseExampleYear10	2,976
John Hancock Rainier Growth Fund | Prospectus Class R6 Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jhf1_SupplementTextBlock
John Hancock Rainier Growth Fund (the “fund”)
Supplement dated 6—5—12 to the current Class R6 shares Prospectus
In the “Fund Summary” section, the Annual fund operating expenses table and the Expense example table are revised and restated as follows:

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class R6
Management fee[1]	0.73
Other expenses[2]	0.09

Total annual fund operating expenses	0.82

[1]	“Management fee” has been restated to reflect the new management fee rate effective June 1, 2012.

[2]	“Other expenses” have been estimated for the first year of operations of the fund’s Class R6 shares.
Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R6
1 Year	84
3 Years	262
5 Years	455
10 Years	1,014

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" have been estimated for the first year of operations of the fund's Class R6 shares.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Management fee” has been restated to reflect the new management fee rate effective June 1, 2012.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	Expenses ($)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
John Hancock Rainier Growth Fund | Prospectus Class R6 Shares | Class R6
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.73%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.09%	[7]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.82%
1 Year	rr_ExpenseExampleYear01	84
3 Years	rr_ExpenseExampleYear03	262
5 Years	rr_ExpenseExampleYear05	455
10 Years	rr_ExpenseExampleYear10	1,014
John Hancock Rainier Growth Fund | Prospectus Class R1, R3, R4 and R5 Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jhf1_SupplementTextBlock
John Hancock Rainier Growth Fund (the “fund”)
Supplement dated 6—5—12 to the current Class R1, Class R3, Class R4 and Class R5 shares Prospectus
In the “Fund Summary” section, the Annual fund operating expenses table and the Expense example table are revised and restated as follows:

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class R1		Class R3		Class R4		Class R5
Management fee[1]	0.73		0.73		0.73		0.73
Distribution and service (12b-1) fees[2]	0.50		0.50		0.15	[2]	0.00
Other expenses[3]	6.99		15.18		15.16		15.13
Service plan fee	0.00		0.00		0.00		0.00
Additional expenses	6.99		15.18		15.16		15.13

Total annual fund operating expenses	8.22		16.41		16.04		15.86
Contractual expense reimbursement	-6.52	[4]	-14.81	[4]	-14.84	[5]	-14.86	[4]

Total annual fund operating expenses after expense reimbursements	1.70		1.60		1.20		1.00

[1]	“Management fee” has been restated to reflect the new management fee rate effective June 1, 2012.

[2]	The fund’s distributor has contractually agreed to waive 0.10% of 12b-1 fees for class R4 shares. The current waiver agreement expires on June 30, 2013, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at the time. Excluding this waiver would result in a 12b-1 fee of 0.25%.

[3]	“Other expenses” reflects a change in the contractual transfer agency and service agreement effective July 1, 2010.

[4]	The adviser has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund’s total operating expenses at 1.70%, 1.60% and 1.00% for Class R1, Class R3 and Class R5 shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement shall remain in effect through June 30, 2012, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at the time.

[5]	The adviser has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund’s total operating expenses at 1.20% for Class R4 shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement will remain in effect through June 30, 2013, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at the time.
Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R1	Class R3	Class R4	Class R5
1 Year	173	163	122	102
3 Years	1,817	3,180	3,110	3,052
5 Years	3,357	5,548	5,469	5,397
10 Years	6,793	9,472	9,418	9,361

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Management fee” has been restated to reflect the new management fee rate effective June 1, 2012.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	Expenses ($)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
John Hancock Rainier Growth Fund | Prospectus Class R1, R3, R4 and R5 Shares | Class R1
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.73%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[8]
Service plan fee	rr_Component1OtherExpensesOverAssets	none
Additional expenses	rr_Component2OtherExpensesOverAssets	6.99%
Other expenses	rr_OtherExpensesOverAssets	6.99%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	8.22%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(6.52%)	[9]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.70%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2012
1 Year	rr_ExpenseExampleYear01	173
3 Years	rr_ExpenseExampleYear03	1,817
5 Years	rr_ExpenseExampleYear05	3,357
10 Years	rr_ExpenseExampleYear10	6,793
John Hancock Rainier Growth Fund | Prospectus Class R1, R3, R4 and R5 Shares | Class R3
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.73%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[8]
Service plan fee	rr_Component1OtherExpensesOverAssets	none
Additional expenses	rr_Component2OtherExpensesOverAssets	15.18%
Other expenses	rr_OtherExpensesOverAssets	15.18%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	16.41%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(14.81%)	[9]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.60%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2012
1 Year	rr_ExpenseExampleYear01	163
3 Years	rr_ExpenseExampleYear03	3,180
5 Years	rr_ExpenseExampleYear05	5,548
10 Years	rr_ExpenseExampleYear10	9,472
John Hancock Rainier Growth Fund | Prospectus Class R1, R3, R4 and R5 Shares | Class R4
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.73%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.15%	[8]
Service plan fee	rr_Component1OtherExpensesOverAssets	none
Additional expenses	rr_Component2OtherExpensesOverAssets	15.16%
Other expenses	rr_OtherExpensesOverAssets	15.16%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	16.04%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(14.84%)	[10]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.20%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2013
1 Year	rr_ExpenseExampleYear01	122
3 Years	rr_ExpenseExampleYear03	3,110
5 Years	rr_ExpenseExampleYear05	5,469
10 Years	rr_ExpenseExampleYear10	9,418
John Hancock Rainier Growth Fund | Prospectus Class R1, R3, R4 and R5 Shares | Class R5
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.73%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[8]
Service plan fee	rr_Component1OtherExpensesOverAssets	none
Additional expenses	rr_Component2OtherExpensesOverAssets	15.13%
Other expenses	rr_OtherExpensesOverAssets	15.13%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	15.86%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(14.86%)	[9]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.00%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2012
1 Year	rr_ExpenseExampleYear01	102
3 Years	rr_ExpenseExampleYear03	3,052
5 Years	rr_ExpenseExampleYear05	5,397
10 Years	rr_ExpenseExampleYear10	9,361
John Hancock Disciplined Value Fund | Prospectus Class R1, R3, R4 and R5 Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jhf1_SupplementTextBlock
John Hancock Disciplined Value Fund (the “fund”)
Supplement dated 6-5-12 to the current Class R1, Class R3, Class R4 and Class R5 shares Prospectus
In the “Fund Summary” section, the Annual fund operating expense table and the Expense example table are revised and restated as follows:

Annual fund operating costs (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class R1		Class R3		Class R4		Class R5
Management fee	0.73		0.73		0.73		0.73
Distribution and service (12b-1) fees	0.50		0.50		0.15	[1]	0.00
Other expenses[2]	1.91		18.84		1.80		0.50
Service plan fee	0.18		0.00		0.08		0.00
Additional expenses	1.73		18.84		1.72		0.50

Total annual fund operating expenses	3.14		20.07		2.68		1.23
Contractual expense reimbursement	- 1.49	[3]	-18.52	[3]	-1.53	[4]	-0.28	[3]

Total annual fund operating expenses after expense reimbursements	1.65		1.55		1.15		0.95

[1]	The fund’s distributor has contractually agreed to waive 0.10% of 12b-1 fees for class R4 shares. The current waiver agreement expires on June 30, 2013, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at the time. Excluding this waiver would result in a 12b-1 fee of 0.25%.

[2]	“Other expenses” reflects a change in the contractual transfer agency and service agreement effective July 1, 2010.

[3]	The adviser has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund’s total operating expenses at 1.65%, 1.55% and 0.95% for Class R1, Class R3 and Class R5 shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement will remain in effect through June 30, 2012, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at the time.

[4]	The adviser has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund’s total operating expenses at 1.15% for Class R4 shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement will remain in effect through June 30, 2013, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at the time.
Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R1	Class R3	Class R4	Class R5
1 Year	168	158	117	97
3 Years	829	3,708	708	363
5 Years	1,515	6,269	1,324	649
10 Years	3,345	9,968	2,990	1,464

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	Expenses ($)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
John Hancock Disciplined Value Fund | Prospectus Class R1, R3, R4 and R5 Shares | Class R1
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.73%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.18%
Additional expenses	rr_Component2OtherExpensesOverAssets	1.73%
Other expenses	rr_OtherExpensesOverAssets	1.91%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	3.14%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.49%)	[11]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.65%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2012
1 Year	rr_ExpenseExampleYear01	168
3 Years	rr_ExpenseExampleYear03	829
5 Years	rr_ExpenseExampleYear05	1,515
10 Years	rr_ExpenseExampleYear10	3,345
John Hancock Disciplined Value Fund | Prospectus Class R1, R3, R4 and R5 Shares | Class R3
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.73%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Service plan fee	rr_Component1OtherExpensesOverAssets	none
Additional expenses	rr_Component2OtherExpensesOverAssets	18.84%
Other expenses	rr_OtherExpensesOverAssets	18.84%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	20.07%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(18.52%)	[11]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.55%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2012
1 Year	rr_ExpenseExampleYear01	158
3 Years	rr_ExpenseExampleYear03	3,708
5 Years	rr_ExpenseExampleYear05	6,269
10 Years	rr_ExpenseExampleYear10	9,968
John Hancock Disciplined Value Fund | Prospectus Class R1, R3, R4 and R5 Shares | Class R4
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.73%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.15%	[8]
Service plan fee	rr_Component1OtherExpensesOverAssets	0.08%
Additional expenses	rr_Component2OtherExpensesOverAssets	1.72%
Other expenses	rr_OtherExpensesOverAssets	1.80%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.68%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.53%)	[12]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.15%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2013
1 Year	rr_ExpenseExampleYear01	117
3 Years	rr_ExpenseExampleYear03	708
5 Years	rr_ExpenseExampleYear05	1,324
10 Years	rr_ExpenseExampleYear10	2,990
John Hancock Disciplined Value Fund | Prospectus Class R1, R3, R4 and R5 Shares | Class R5
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.73%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Service plan fee	rr_Component1OtherExpensesOverAssets	none
Additional expenses	rr_Component2OtherExpensesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.50%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.23%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[11]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	0.95%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2012
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	363
5 Years	rr_ExpenseExampleYear05	649
10 Years	rr_ExpenseExampleYear10	1,464
John Hancock International Core Fund | Prospectus Class R1, R3, R4 and R5 Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jhf1_SupplementTextBlock
John Hancock International Core Fund (the “fund”)
Supplement dated 6-5-12 to the current Class R1, Class R3, Class R4 and Class R5 shares Prospectus
In the “Fund Summary” section, the Annual fund operating expense table and the Expense example table are revised and restated as follows:

Annual fund operating costs (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class R1		Class R3		Class R4		Class R5
Management fee	0.89		0.89		0.89		0.89
Distribution and service (12b-1) fees	0.50		0.50		0.15	[1]	0.00
Other expenses[2]	5.28		42.11		42.03		29.74
Service plan fee	0.10		0.00		0.00		0.00
Additional expenses	5.18		42.11		42.03		29.74

Total annual fund operating expenses	6.67		43.50		43.07		30.63
Contractual expense reimbursement	-4.77	[3]	-41.70	[3]	-41.67	[4]	- 29.43	[3]

Total annual fund operating expenses after expense reimbursements	1.90		1.80		1.40		1.20

[1]	The fund’s distributor has contractually agreed to waive 0.10% of 12b-1 fees for class R4 shares. The current waiver agreement expires on June 30, 2013, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at the time. Excluding this waiver would result in a 12b-1 fee of 0.25%.

[2]	“Other expenses” reflects a change in the contractual transfer agency and service agreement effective July 1, 2010.

[3]	The adviser has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund’s total operating expenses at 1.90%, 1.80% and 1.20% for Class R1, Class R3 and Class R5 shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement will remain in effect through June 30, 2012, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at the time.

[4]	The adviser has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund’s total operating expenses at 1.40% for Class R4 shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement will remain in effect through June 30, 2013, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at the time.
Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R1	Class R3	Class R4	Class R5
1 Year	193	183	143	122
3 Years	1,545	6,037	5,999	4,956
5 Years	2,853	8,252	8,238	7,629
10 Years	5,936	9,480	9,498	10,185

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	Expenses ($)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
John Hancock International Core Fund | Prospectus Class R1, R3, R4 and R5 Shares | Class R1
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.89%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Service plan fee	rr_Component1OtherExpensesOverAssets	0.10%
Additional expenses	rr_Component2OtherExpensesOverAssets	5.18%
Other expenses	rr_OtherExpensesOverAssets	5.28%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	6.67%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(4.77%)	[13]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.90%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2012
1 Year	rr_ExpenseExampleYear01	193
3 Years	rr_ExpenseExampleYear03	1,545
5 Years	rr_ExpenseExampleYear05	2,853
10 Years	rr_ExpenseExampleYear10	5,936
John Hancock International Core Fund | Prospectus Class R1, R3, R4 and R5 Shares | Class R3
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.89%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Service plan fee	rr_Component1OtherExpensesOverAssets	none
Additional expenses	rr_Component2OtherExpensesOverAssets	42.11%
Other expenses	rr_OtherExpensesOverAssets	42.11%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	43.50%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(41.70%)	[13]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.80%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2012
1 Year	rr_ExpenseExampleYear01	183
3 Years	rr_ExpenseExampleYear03	6,037
5 Years	rr_ExpenseExampleYear05	8,252
10 Years	rr_ExpenseExampleYear10	9,480
John Hancock International Core Fund | Prospectus Class R1, R3, R4 and R5 Shares | Class R4
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.89%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.15%	[8]
Service plan fee	rr_Component1OtherExpensesOverAssets	none
Additional expenses	rr_Component2OtherExpensesOverAssets	42.03%
Other expenses	rr_OtherExpensesOverAssets	42.03%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	43.07%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(41.67%)	[14]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.40%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2013
1 Year	rr_ExpenseExampleYear01	143
3 Years	rr_ExpenseExampleYear03	5,999
5 Years	rr_ExpenseExampleYear05	8,238
10 Years	rr_ExpenseExampleYear10	9,498
John Hancock International Core Fund | Prospectus Class R1, R3, R4 and R5 Shares | Class R5
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.89%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Service plan fee	rr_Component1OtherExpensesOverAssets	none
Additional expenses	rr_Component2OtherExpensesOverAssets	29.74%
Other expenses	rr_OtherExpensesOverAssets	29.74%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	30.63%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(29.43%)	[13]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.20%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2012
1 Year	rr_ExpenseExampleYear01	122
3 Years	rr_ExpenseExampleYear03	4,956
5 Years	rr_ExpenseExampleYear05	7,629
10 Years	rr_ExpenseExampleYear10	10,185
John Hancock Small Company Fund | Prospectus Class R1, R3, R4 and R5 Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	jhf1_SupplementTextBlock
John Hancock Small Company Fund (the “fund”)
Supplement dated 6-5-12 to the current Class R1, Class R3, Class R4 and Class R5 shares Prospectus
In the “Fund Summary” section, the Annual fund operating expense table and the Expense example table are revised and restated as follows:

Annual fund operating costs (%)
(expenses that you pay each year as a percentage of the value of your investment)	Class R1		Class R3		Class R4		Class R5
Management fee	0.90		0.90		0.90		0.90
Distribution and service (12b-1) fees	0.50		0.50		0.15	[1]	0.00
Other expenses[2]	5.60		1.56		6.01		2.67
Service plan fee	0.00		0.00		0.00		0.00
Additional expenses	5.60		1.56		6.01		2.67

Total annual fund operating expenses	7.00		2.96		7.06		3.57
Contractual expense reimbursement	-5.20	[3]	-1.26	[3]	-5.76	[4]	-2.47	[3]

Total annual fund operating expenses after expense reimbursements	1.80		1.70		1.30		1.10

[1]	The fund’s distributor has contractually agreed to waive 0.10% of 12b-1 fees for class R4 shares. The current waiver agreement expires on June 30, 2013, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at the time. Excluding this waiver would result in a 12b-1 fee of 0.25%.

[2]	“Other expenses” reflects a change in the contractual transfer agency and service agreement effective July 1, 2010.

[3]	The adviser has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund’s total operating expenses at 1.80%, 1.70% and 1.10% for Class R1, Class R3 and Class R5 shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement will remain in effect through June 30, 2012, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at the time.

[4]	The adviser has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund’s total operating expenses at 1.30% for Class R4 shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement will remain in effect through June 30, 2013, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at the time.
Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	Class R1	Class R3	Class R4	Class R5
1 Year	183	173	132	112
3 Years	1,599	797	1,585	865
5 Years	2,959	1,447	2,976	1,639
10 Years	6,128	3,191	6,199	3,673

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense example
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	Expenses ($)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment at the end of the various time frames indicated. The example assumes a 5% average annual return. The example assumes fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
John Hancock Small Company Fund | Prospectus Class R1, R3, R4 and R5 Shares | Class R1
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.90%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Service plan fee	rr_Component1OtherExpensesOverAssets	none
Additional expenses	rr_Component2OtherExpensesOverAssets	5.60%
Other expenses	rr_OtherExpensesOverAssets	5.60%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	7.00%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(5.20%)	[15]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.80%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2012
1 Year	rr_ExpenseExampleYear01	183
3 Years	rr_ExpenseExampleYear03	1,599
5 Years	rr_ExpenseExampleYear05	2,959
10 Years	rr_ExpenseExampleYear10	6,128
John Hancock Small Company Fund | Prospectus Class R1, R3, R4 and R5 Shares | Class R3
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.90%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Service plan fee	rr_Component1OtherExpensesOverAssets	none
Additional expenses	rr_Component2OtherExpensesOverAssets	1.56%
Other expenses	rr_OtherExpensesOverAssets	1.56%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.96%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.26%)	[15]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.70%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2012
1 Year	rr_ExpenseExampleYear01	173
3 Years	rr_ExpenseExampleYear03	797
5 Years	rr_ExpenseExampleYear05	1,447
10 Years	rr_ExpenseExampleYear10	3,191
John Hancock Small Company Fund | Prospectus Class R1, R3, R4 and R5 Shares | Class R4
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.90%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.15%	[8]
Service plan fee	rr_Component1OtherExpensesOverAssets	none
Additional expenses	rr_Component2OtherExpensesOverAssets	6.01%
Other expenses	rr_OtherExpensesOverAssets	6.01%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	7.06%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(5.76%)	[16]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.30%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2013
1 Year	rr_ExpenseExampleYear01	132
3 Years	rr_ExpenseExampleYear03	1,585
5 Years	rr_ExpenseExampleYear05	2,976
10 Years	rr_ExpenseExampleYear10	6,199
John Hancock Small Company Fund | Prospectus Class R1, R3, R4 and R5 Shares | Class R5
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.90%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Service plan fee	rr_Component1OtherExpensesOverAssets	none
Additional expenses	rr_Component2OtherExpensesOverAssets	2.67%
Other expenses	rr_OtherExpensesOverAssets	2.67%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	3.57%
Contractual expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.47%)	[15]
Total annual fund operating expenses after expense reimbursements	rr_NetExpensesOverAssets	1.10%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2012
1 Year	rr_ExpenseExampleYear01	112
3 Years	rr_ExpenseExampleYear03	865
5 Years	rr_ExpenseExampleYear05	1,639
10 Years	rr_ExpenseExampleYear10	3,673

[1]	"Management fee" has been restated to reflect the new management fee rate effective June 1, 2012.
[2]	"Other expenses" reflects a change in the contractual transfer agency and service agreement effective July 1, 2010.
[3]	"Other expenses" have been restated to reflect current transfer agency and service fees.
[4]	The adviser has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's total operating expenses at 1.14% for Class ADV shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement will remain in effect through June 30, 2012, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at the time.
[5]	"Other expenses" have been estimated for the first year of operations of the fund's Class R2 shares.
[6]	The adviser has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's total operating expenses at 1.45% for Class R2 shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement expires on June 30, 2013, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at the time.
[7]	"Other expenses" have been estimated for the first year of operations of the fund's Class R6 shares.
[8]	The fund's distributor has contractually agreed to waive 0.10% of 12b-1 fees for class R4 shares. The current waiver agreement expires on June 30, 2013, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at the time. Excluding this waiver would result in a 12b-1 fee of 0.25%.
[9]	The adviser has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's total operating expenses at 1.70%, 1.60% and 1.00% for Class R1, Class R3 and Class R5 shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement shall remain in effect through June 30, 2012, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at the time.
[10]	The adviser has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's total operating expenses at 1.20% for Class R4 shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement will remain in effect through June 30, 2013, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at the time.
[11]	The adviser has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's total operating expenses at 1.65%, 1.55% and 0.95% for Class R1, Class R3 and Class R5 shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement will remain in effect through June 30, 2012, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at the time.
[12]	The adviser has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's total operating expenses at 1.15% for Class R4 shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement will remain in effect through June 30, 2013, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at the time.
[13]	The adviser has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's total operating expenses at 1.90%, 1.80% and 1.20% for Class R1, Class R3 and Class R5 shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement will remain in effect through June 30, 2012, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at the time.
[14]	The adviser has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's total operating expenses at 1.40% for Class R4 shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement will remain in effect through June 30, 2013, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at the time.
[15]	The adviser has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's total operating expenses at 1.80%, 1.70% and 1.10% for Class R1, Class R3 and Class R5 shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement will remain in effect through June 30, 2012, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at the time.
[16]	The adviser has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's total operating expenses at 1.30% for Class R4 shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses, acquired fund fees and expenses paid indirectly and short dividend expense. The current expense limitation agreement will remain in effect through June 30, 2013, unless renewed by mutual agreement of the fund and the adviser based upon a determination that this is appropriate under the circumstances at the time.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	John Hancock Funds III
Prospectus Date	rr_ProspectusDate	Jun 5, 2012
Document Creation Date	dei_DocumentCreationDate	Jun 5, 2012